UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.
800 Golfview Park
Lenoir, NC 28645
(Address of principal executive offices) (Zip code)

Carol Frye
800 Golfview Park
P. O. Box 500
Lenoir, NC 28645
(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

BMC FUND, INC. INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited) July 31, 2008	SCHEDULE I

Debt Issuer	Coupon Interest Rate	Maturity Date	Maturity Value	Market Value	Percent of Net Assets

FIXED INCOME:
OAKWOOD HOMES CORP	7.875%	3/1/2004	$1,000,000	$480,000
AUSTRALIA GOVT BOND	8.750%	8/15/2008	883,888	941,032
LEHMAN BROS HLDGS INC NIKKEI	0.000%	9/29/2008	3,000,000	3,167,700
LEHMAN BROS HLDGS INC EAFE	0.000%	11/15/2008	1,000,000	1,018,500
AUSTRALIA GOVT BOND	7.500%	9/15/2009	984,960	1,140,643
LEHMAN BROS MEDIUM TERM	0.000%	3/15/2011	3,000,000	3,761,700

TOTAL INVESTMENTS IN FIXED INCOME			$9,868,848	$10,509,575	6.94%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2008

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AUSTRALIA CURRENCY SHARES	8,500.00	$811,418	$804,865
CANADIAN DOLLAR CURRENCY SHARES	15,000.00	$1,483,144	$1,468,050
FLAHERTY & CRUMRINE PREFERRED	6,000.00	$72,548	$61,140

TOTAL BOND MUTUAL FUNDS		$2,367,110	$2,334,055	1.54%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2008

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS
U.S. LARGE CAP EQUITIES
Large Cap Blend
CGM FOCUS FUND	2,142.61	$122,000	$106,702
SELECTED AMERN SHS INC COM	5,108.99	150,000	210,746
		272,000	317,448	0.21%

Large Cap Growth
ISHARES TR DJ US HEALTHCARE	2,000.00	127,700	130,368	0.09%

TOTAL U.S. LARGE CAP EQUITIES		399,700	447,816	0.30%

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
VANGUARD STRATEGIC EQUITY	16,920.62	306,714	313,539	0.21%

INTERNATIONAL EQUITIES
World Stock
SPDR SER TR DJ GLOBAL TITAN	3,500.00	272,066	232,750	0.15%

Foreign Large Value
ISHARES INC MSCI CDA INDEX	28,500.00	561,571	893,475	0.59%

Diversified Asia Pacific
MORGAN S D WITTR ASIA COM	56,000.00	582,115	963,200	0.64%

Asia Ex-Japan Stock
ISHARES INC MSCI AUSTRALIA	41,500.00	663,914	1,032,520
ISHARES INC MSCI HONG KONG	16,000.00	276,852	267,200
ISHARES INC MSCI S KOREA	5,000.00	329,381	249,900
ISHARES INC MSCI SINGAPORE	151,500.00	1,063,650	1,867,995
MATTHEWS INTL FDS ASIAN GR	37,807.52	608,289	649,155
		2,942,086	4,066,770	2.68%

Latin America Stock
ISHARES INC MSCI BRAZIL	8,000.00	587,750	649,920	0.43%

TOTAL INTERNATIONAL EQUITIES		4,945,588	6,806,115	4.49%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREF	10,000.00	216,190	182,700	0.12%

Utilities
JOHN HANCOCK PATRIOT PREM	11,974.00	152,045	102,976	0.07%

Health
ISHARES DJ US MEDICAL DEVICES	4,000.00	236,410	237,800
ISHARES DJ US PHRM	3,000.00	158,105	151,290
		394,515	389,090	0.26%

Natural Resources
IPATH AIG LIESTOCK ETN	3,000.00	131,006	131,400
ISHARES DJ US OIL & GAS EXPLOR INDEX	5,000.00	299,142	334,550
ISHARES DJ US OIL EQUIPMENT	7,500.00	449,903	514,950
ISHARES GSCI COMMODITY	700.00	38,301	45,451
MARKET VECTORS GLOBAL AGRI	4,000.00	231,922	224,000
OIL SVC HOLDRS TR DEPOSTRY	5,000.00	737,707	965,200
POWERSHARES ETF TRUST WATER RES	15,000.00	268,469	324,750
POWERSHS DB MULTI SECT DB	35,000.00	1,284,591	1,277,150
VANGUARD MATERIALS	1,500.00	120,446	129,945
		3,561,486	3,947,396	2.61%

Precious Metals
ISHARES COMEX GOLD TR ISHARES	25,000.00	1,827,690	2,253,000
SPDR GOLD TRUST	5,000.00	447,665	450,400
		2,275,355	2,703,400	1.78%

World Allocation
IVY ASSET STRATEGY FUND CL	72,445.42	1,979,197	1,945,160	1.28%

Bear Market
RISING RATES OPPORTUNITY PROFUNDS	20,468.09	370,000	365,765
ULTRASHORT FINANCIALS PROSHARES	2,500.00	339,316	302,700
ULTRASHORT RUSSELL 2000 PROSHARES	7,500.00	528,783	537,600
		1,238,098	1,206,065	0.80%

Long-Short
HUSSMAN STRATEGIC GROWTH FUND	278,211.27	4,500,000	4,440,252	2.93%

TOTAL SPECIALTY FUNDS		14,316,886	14,917,039	9.85%

TOTAL STOCK MUTUAL FUNDS		19,968,888	22,484,509	14.84%

TOTAL INVESTMENT IN MUTUAL FUNDS		$22,335,998	$24,818,564	16.39%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2008

Company Name	Cost	Market Value	Percent of Net Assets

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
-CONVERTIBLE HEDGE SERIES	$1,475,886	$1,771,269
-EVENT DRIVEN SERIES	2,298,592	3,402,658
-MERGER ARBITRAGE SERIES	1,600,000	2,307,370
JMG CAPITAL PARTNERS LP	609,767	1,951,067
LMC COMPASS FUND, LP	1,500,000	2,135,171
MARINER PARTNERS, LP	750,000	1,586,301
RYE SELECT BROAD MARKET FUND	1,500,000	1,635,431
STARK INVESTMENTS LP	1,000,000	3,003,448
STARK STRUCTURED FINANCE ONSHORE	1,000,000	1,116,532
WALNUT INVESTMENT PARTNERS LP	235,567	69,140
TOTAL LIMITED PARTNERSHIPS	11,969,812	18,978,387	12.53%

CALL OPTIONS:
AUSTRALIAN CURRENCY SHARES $99 CALL OPTION EXP 092008	15,625	500
CBOE JUMBO VOL INDEX $19 CALL OPTION EXP 09202008	420,150	420,000
CBOE JUMBO VOL INDEX $27.50 CALL OPTION EXP 08162008	27,843	13,750
CBOE JUMBO VOL INDEX $32.50 CALL OPTION EXP 08162008	14,293	5,000
	477,910	439,250	0.29%

PUT OPTIONS:
DARDEN RESTAURANT $30 PUT OPTION EXP 10182008	24,125	18,500	0.01%

WARRANTS:
CREDIT SUISSE 24 MONTH COMMODITY CURRENCY BASKET	58,400	29,400
CREDIT SUISSE 24 MONTH GULF CURRENCY BASKET	152,400	47,000
	210,800	76,400	0.05%

TOTAL OTHER INVESTMENTS	$12,682,647	$19,512,537	12.88%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2008

Sectors and Industries	Shares Held	Company Name	Cost	Market Value	Percent of Net Assets
COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	2,000.00	GARMIN LTD ORD	85,015	70,740
	170,600.00	HEAD N V NY REGISTRY SH	343,660	290,020
			428,675	360,760	0.24%

Consumer Services	14,300.00	MCDONALDS CORP COM	343,270	854,997	0.56%

Media	30,000.00	DISNEY WALT CO COM	691,627	910,500
	500.00	GRUPO TELEVISA SA DE SP AD	14,533	11,245
	53,000.00	NEWS CORP CL B	901,458	774,330
			1,607,618	1,696,075	1.12%

Retailing	6,000.00	AARON RENTS INC COM	119,477	164,820
	35,000.00	HOME DEPOT INC COM	1,144,132	834,050
			1,263,609	998,870	0.66%

TOTAL CONSUMER DISCRETIONARY			3,643,173	3,910,702	2.58%

CONSUMER STAPLES
Food & Staples Retailing	6,500.00	COSTCO COMPANIES INC COM	428,070	407,420
	32,000.00	KROGER CO COM	591,459	904,960
	27,000.00	SAFEWAY INC COM NEW	505,111	721,440
			1,524,640	2,033,820	1.34%

Food, Beverage & Tobacco	30,000.00	CAL-MAINE FOODS, INC	925,831	1,137,000
	20,000.00	COCA COLA CO COM	879,595	1,030,000
	46,250.00	NESTLE S A SPONSORED ADR	965,356	2,033,566
	4,000.00	PEPSICO INC COM	286,163	266,240
	46,666.00	SADIA	769,980	1,026,185
			3,826,925	5,492,992	3.63%

Household & Personal Products	20,000.00	AVON PRODS INC COM	536,465	848,000
	14,000.00	PROCTER & GAMBLE CO COM	875,577	916,720
			1,412,042	1,764,720	1.17%

TOTAL CONSUMER STAPLES			6,763,606	9,291,532	6.13%

ENERGY	15,000.00	ADVANTAGE ENERGY INCOM TR	166,993	162,000
	500.00	APACHE CORP COM	51,157	56,085
	4,000.00	ATWOOD OCEANICS	196,085	172,640
	12,000.00	BP PLC SPONSORED ADR	739,631	737,280
	2,000.00	BP PRUDHOE BAY ROYALTY TRU	191,552	171,600
	1,000.00	CANADIAN NAT RES LTD COM	95,026	78,050
	5,000.00	CHEVRON CORP	251,881	422,800
	17,536.00	CONOCOPHILLIPS COM	590,758	1,431,288
	6,000.00	CPFL ENERGIA	363,873	425,520
	1,000.00	DEVON ENERGY CORP NEW COM	88,309	94,890
	6,700.00	DIAMOND OFFSHORE DRILL COM	790,755	798,410
	5,000.00	ENCANA CORP COM	405,673	360,950
	2,500.00	ENSCO INTL	176,058	171,575
	5,504.00	EXXON MOBIL CORP COM	331,413	442,687
	1,000.00	HORNBECK OFFSHORE SERVICES	45,817	44,580
	5,328.00	KINDER MORGAN MANAGEMENT L	255,905	292,560
	45,283.00	KINDER MORGAN MGMT FRACTIO	22	25
	3,000.00	KNIGHTSBRIDGE TANKERS ORD	78,032	96,330
	10,000.00	MARKWEST ENERGY PARTNERS L	349,048	330,500
	3,399.00	NATIONAL OILWELL VARCO COM	252,354	267,263
	3,000.00	NOBLE CORPORATION SHS	186,969	155,490
	3,000.00	NORDIC AMERICAN TANKER COM	115,277	119,760
	20,000.00	PENGROWTH ENERGY TR TR UNI	351,250	346,200
	7,500.00	PENN WEST ENERGY TR TR UNI	213,259	224,925
	3,000.00	SAN JUAN BASIN ROYALTY TRU	91,906	114,510
	250.00	SASOL	11,373	13,235
	4,100.00	SUNCOR ENERGY INC COM	191,882	223,450
	3,500.00	TENARIS S A SPONSORED ADR	194,627	210,175
	1,000.00	TRANSOCEAN INC NEW SHS	136,783	135,880
	5,409.00	UNITED UTILITIES GROUP SPO	194,572	149,042
	200.00	VALERO ENERGY CORP NEW COM	13,515	6,682
	6,176.00	WEATHERFORD INTL LTD COM	217,002	233,020
TOTAL ENERGY			7,338,756	8,489,403	5.60%

FINANCIALS
Banks	25,000.00	BANK OF AMERICA CORP COM	1,081,190	822,500
	1,000.00	ICICI BANK	41,858	29,610
	4,500.00	NORFOLK SOUTHERN CORP COM	271,636	308,320
			1,394,683	1,160,430	0.77%

Diversified Financials	20,800.00	ALLIANCE BERNSTEIN HLDG UN	937,985	1,080,560
	4,000.00	ALLIED CAP CORP COM	126,343	55,000
	10,000.00	AMERICAN CAPITAL LTD	339,756	203,200
	250.00	BROOKFIELD ASSET MANAGEMENT	9,682	8,405
	50,000.00	CITIGROUP INC COM	1,042,937	934,500
	100.00	CME GROUP	61,978	36,013
	13,000.00	FRANKLIN RESOURCES INC	1,245,556	1,307,930
	6,000.00	GLADSTONE CAPITAL CORP	102,897	99,060
	2,582.00	HSBC HLDGS PLC SPON ADR NE	235,010	213,041
	17,500.00	LEUCADIA NATIONAL CORP	853,125	783,475
	5,000.00	LLOYDS TSB GROUP PLC SPONS	205,944	117,500
	28,000.00	MERRILL LYNCH & CO INC COM	1,357,236	746,200
	3,000.00	OPTIONS EXPRESS HOLDINGS	80,551	74,430
	42,425.00	UBS AG NAMEN AKT	1,517,275	819,227
			8,116,273	6,478,541	4.28%

Insurance	14,500.00	AFLAC INC COM	757,205	806,345
	35,500.00	AMERICAN INTL GROUP COM	1,670,707	924,775
	12.00	BERKSHIRE HATHAWAY A	1,612,978	1,373,400
	34,000.00	MARSH & MCLENNAN COS COM	991,300	960,500
			5,032,190	4,065,020	2.68%

Real Estate	25,000.00	MEDICAL PPTYS TR INC COM	256,901	277,250
	1,000.00	VORNADO RLTY TR SH BEN INT	79,383	95,070
			336,284	372,320	0.25%

TOTAL FINANCIALS			14,879,429	12,076,311	7.97%

HEALTH CARE
Health Care Equipment & Services	2,166.00	AMEDISYS INC COM	108,277	131,684
	2,500.00	ARTHROCARE CORP	104,390	52,725
	5,000.00	BARD C R INC COM	206,257	464,200
	25,500.00	CIGNA CORP COM	486,897	944,010
	1,000.00	LABORATORY CORP AMER HLDGS	68,420	67,580
	22,000.00	MEDTRONIC INC COM	1,186,791	1,162,260
	1,000.00	PEDIATRIX MED GROUP COM	45,710	48,600
	4,000.00	QUEST DIAGNOSTICS INC COM	204,139	212,640
			2,410,881	3,083,699	2.04%

Pharmaceuticals & Biotechnology	12,600.00	AMGEN INC COM	671,394	789,138
	40,000.00	BRISTOL MYERS SQUIBB COM	965,578	844,800
	100.00	GILEAD SCIENCES INC COM	4,127	5,398
	7,500.00	JOHNSON & JOHNSON COM	460,378	513,525
	25,000.00	MERCK & CO INC COM	787,907	822,500
	1,500.00	NOVO-NORDISK A S ADR	105,890	95,265
	17,500.00	PFIZER INC COM	454,852	326,725
	53,000.00	SCHERING PLOUGH CORP COM	1,012,150	1,117,240
	15,000.00	WYETH COM	647,022	607,800
			5,109,295	5,122,391	3.38%

Asia Ex-Japan Stock	2,000.00	FRESENIUS MED CARE AG SPON	110,365	110,200	0.07%

Health	1,500.00	STRYKER CORP	101,234	96,285	0.06%

TOTAL HEALTH CARE			7,731,775	8,412,575	5.55%

INDUSTRIALS
Capital Goods	12,000.00	3M COMPANY	1,044,512	844,680
	10,000.00	AGCO	592,168	598,500
	12,000.00	CATERPILLAR INC DEL COM	830,976	834,240
	3,000.00	DIANA SHIPPING INC COM	85,752	89,790
	5,000.00	DRYSHIPS INC	407,292	385,650
	2,500.00	EXCEL MARITIME CARRIER COM	85,162	89,650
	1,500.00	FRONTLINE LTD ORD	106,204	96,255
	3,000.00	GENCO SHIPPING & TRADING	196,152	198,090
	31,000.00	GENERAL ELEC CO COM	969,372	876,990
	23,000.00	IDEX CORP	771,386	870,090
	1,000.00	II-VI INC.	30,286	38,460
	2,000.00	KENNAMETAL	78,880	59,520
	5,000.00	L-3 COMMUNICATNS HLDGS COM	511,785	493,450
	3,000.00	PRECISION CASTPARTS CORP	396,140	280,290
	5,000.00	TEREX CORP	251,346	236,650
	3,000.00	WATTS WATER TECHNOLOGIES	82,507	88,620
			6,439,917	6,080,925	4.01%

Commercial Services & Supplies	1,000.00	STERICYCLE INC COM	48,709	59,750	0.04%

TOTAL INDUSTRIALS			6,488,626	6,140,675	4.05%

INFORMATION TECHNOLOGY
Software & Services	10,000.00	BMC SOFTWARE	339,147	328,900
	200.00	CACI INTL INC CL A	9,943	8,992
	200.00	COGNIZANT TECHNOLOGY SOLUT	7,825	5,614
	3,245.00	GLOBAL SOURCES	48,941	44,846
	6,000.00	MICROSOFT CORP COM	174,690	154,320
	2,000.00	ORACLE CORP COM	46,390	43,060
	10,000.00	UNITED ONLINE INC COM	114,228	108,600
			741,164	694,332	0.46%

Technology Hardware & Equipment	5,500.00	CISCO SYS INC COM	154,983	120,945
	7,000.00	INTERNATIONAL BUS MACH COM	506,755	895,860
	3,000.00	NOKIA CORP SPONSORED ADR	110,685	81,960
	25,000.00	TYCO ELECTRONICS	741,066	828,500
	19,500.00	WESTERN DIGITAL CORP COM	489,714	561,105
			2,003,202	2,488,370	1.64%

Semiconductors & Semiconductor Equipment	3,500.00	AMERICAN SUPERCONDUCTOR	111,274	131,715
	2,000.00	INTEL CORP COM	51,695	44,380
	2,500.00	NVIDIA CORP COM	92,272	28,600
	5,000.00	RAMTRON INTERNATIONAL CORP	21,744	18,650
			276,984	223,345	0.15%

TOTAL INFORMATION TECHNOLOGY			3,021,350	3,406,047	2.25%

MATERIALS	12,000.00	ALLIANCE RES PARTNR LP UT	207,160	578,040
	20.00	ANGLO AMERN PLC ADR	660	571
	2,500.00	ARCELOR MITTAL	203,360	210,550
	20,000.00	ARCHER DANIELS MIDLAND COM	750,625	572,600
	4,000.00	B A S F A G SPONSORED ADR	271,836	255,572
	3,500.00	BHP BILLITON LTD SPONSORED	281,149	260,810
	110.00	BROOKFIELD INFRASTRUCTURE	2,310	2,069
	1,012.00	CEMEX S A SPON ADR 5 ORD	34,346	21,515
	2,000.00	CF INDUSTRIES HOLDINGS, IN	298,787	317,120
	4,400.00	CLEVELAND CLIFFS	434,073	459,504
	2,000.00	COMPANHIA VALE DO RIO DOCE	70,211	60,060
	3,000.00	COMPASS MINLS INTL INC COM	238,286	225,150
	65,000.00	COSAN LIMITED CL A	835,016	852,150
	2,500.00	DOW CHEM CO COM	93,453	83,275
	1,300.00	DU PONT E I DE NEMOURS COM	64,110	56,953
	250.00	FREEPORT MCMORAN COPPER &	27,849	24,188
	10,000.00	GERDAU ADR	219,324	217,100
	1,500.00	LUBRIZOL CORP	69,589	74,700
	4,000.00	MECHEL OAO	103,687	84,880
	1,000.00	MONSANTO	103,858	119,110
	5,000.00	MOSAIC CO	605,064	634,250
	2,500.00	NEWMARKET CORP COM	153,751	152,650
	1,500.00	NUCOR CORP COM	100,115	85,830
	1,000.00	POTASH CORPORATION	122,790	204,270
	500.00	RIO TINTO	129,747	208,800
	2,000.00	SCHNITZER STL INDS CL A	173,228	176,280
	20,000.00	SEALED AIR CORP NEW	443,629	434,000
	750.00	SOUTHERN COPPER CORP	29,004	20,835
	4,500.00	SYNGENTA AG SPONSORED ADR	256,992	261,165
	3,000.00	TERRA INDUSTRIES	153,273	158,325
TOTAL MATERIALS			6,477,276	6,812,322	4.50%

TELECOMMUNICATION SERVICES	3,000.00	AMERICA MOVIL SA DE CV SPO	179,055	151,470
	1,200.00	BRASIL TELECOM	90,830	93,792
	200.00	CHINA MOBILE HONG KONG SPO	9,247	13,370
	7,500.00	CHUNGHWA TELECOM CO SPONSO	134,510	188,925
	4,200.00	MOBILE TELESYS OJSC SPONSO	368,409	299,130
	15,000.00	PARTNER COMMUNICATIONS	233,861	328,050
	500.00	SK TELECOM LTD SPONSORED A	9,648	10,660
	10,000.00	TELE NORTE LESTE	236,871	236,100
	5,688.00	TELECOM CP NEW ZEALAND SPO	82,004	78,324
	14,500.00	TELECOMUNCA DE SAO PAU SPO	316,228	423,980
	10,000.00	WINDSTREAM CORP COM	136,850	119,200
TOTAL TELECOMMUNICATION SERVICES			1,797,513	1,943,001	1.28%

UTILITIES	10,000.00	AMERIGAS PARTNERS L P UNIT	342,202	317,150
	15,000.00	COMPANHIA DE SANEAMENTO SP	609,797	751,500
	5,000.00	COMPANHIA PARANAENSE de EN	74,827	101,950
	2,000.00	PPL CORP COM	104,472	93,920
TOTAL UTILITIES			1,131,298	1,264,520	0.83%

TOTAL INVESTMENTS IN COMMON STOCKS			59,272,801	61,747,087	40.77%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
July 31, 2008

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

PREFERRED STOCKS:
BLUE WATER TR I	10	$1,001,109	$1,000,000
COMCAST CORP 7% NOTE	4,000	$91,267	$91,680
LEARNINGSTATION.COM	1,224,661	500,000	300,000
TOTAL PREFERRED STOCKS		$1,592,376	$1,391,680	0.92%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
July 31, 2008

Industries	Company Name	Cost	Market Value	Percent of Net Assets
Short-term Investments	First American Treasury Oblig. Fund Z	$18,521,421	$18,521,421	12.23%

TOTAL INVESTMENTS - MARKET VALUE			$136,500,863	90.12%

Aggregate gross unrealized appreciation of security values			$19,137,197
Aggregate gross unrealized depreciation of security values			(6,892,259)
Net appreciation of security values			12,244,937
Tax cost of securities			124,255,926

Total market value of securities			$136,500,863

BMC FUND, INC.	SCHEDULE II
INVESTMENTS IN AFFILIATES (Unaudited)
July 31, 2008

Issuer	Number of Shares Held At July 31, 2008	Amount of Equity In Net Profit And Loss for the Period	Amount of Dividends (1)	Value at July 31, 2008

Broyhill Industries, Inc. - wholly owned subsidiary	1,000	$(40,980)	$-	$648,375

P. B. Realty, Inc. - wholly owned subsidiary	1,000	2,564,346	-	13,503,266

TOTAL		$2,523,366	$-	$14,151,641

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 10, 2008

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and
Chief Executive Officer
September 10, 2008